Document and Entity Information	Dec. 12, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40225
Entity Registrant Name	KKR ACQUISITION HOLDINGS I CORP.
Entity Central Index Key	0001843212
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-1506732
Entity Address, Address Line One	30 Hudson Yards
Entity Address, Address Line Two	Suite 7500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	750-8300
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-fourth of one redeemable Warrant
Trading Symbol	KAHC.U
Security Exchange Name	NYSE
Class A Common Stock, par value $0.0001 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	KAHC
Security Exchange Name	NYSE
Redeemable Warrants, each whole Warrant exercisable for one share of Class A Common Stock, each at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole Warrant exercisable for one share of Class A Common Stock, each at an exercise price of $11.50 per share
Trading Symbol	KAHC WS
Security Exchange Name	NYSE